Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Group's (loss)/income Before Income Tax Expense	The components of the Group’s income before income tax expense for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the Year Ended December 31,
	2022	2023	2024
	(RMB in thousands, except for percentages)
Income before income tax expense	1,028,569	1,326,786	1,353,735
Loss from non-China operations	(94,806)	(86,910)	(120,072)
Income from China operations	1,123,375	1,413,696	1,473,807
Income tax expense applicable to China operations	202,466	239,365	231,086
Income tax expense applicable to non-China operations	174	123	(17)
PRC Withholding Tax on Dividends	—	21,353	22,206
Total income tax expense	202,640	260,841	253,275
Effective tax rate for China operations	18.0%	16.9%	15.7%
Effective tax rate for the Group	19.7%	19.7%	18.7%

Schedule of Current and Deferred Portion of Income Tax Expense of Company's China Subsidiaries, VIEs, and Subsidiaries of VIEs

The following table sets forth current and deferred portion of income tax expense of the Company’s China subsidiaries, the VIEs, and subsidiaries of the VIEs:

	For the Year Ended December 31,
	2022	2023	2024
	(RMB in thousands)
Current income tax expense	169,299	328,391	545,985
Deferred income tax expense	33,341	(67,550)	(292,710)
Income tax expense	202,640	260,841	253,275

Schedule of Reconciliation Between Statutory EIT Rate and Effective Tax Rate for Group

The following table sets forth reconciliation between the PRC statutory enterprise income tax (“EIT”) rate and the effective tax rate for the Group:

	For the Year Ended December 31,
	2022	2023	2024
PRC statutory EIT rate*	25.0%	25.0%	25.0%
Effect of tax holidays	(6.8)%	(6.5)%	(8.7)%
Effect of non-deductible expenses	4.7%	2.5%	2.0%
Effect of research and development tax credit	(6.1)%	(4.7)%	(4.6)%
Changes in valuation allowance	0.6%	4.9%	2.1%
Tax rate difference from statutory rate in other jurisdictions and others	2.3%	(3.1)%	1.3%
Effect of withholding income tax	0.0%	1.6%	1.6%
Effective tax rates for the Group	19.7%	19.7%	18.7%

* The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.

Schedule of Effect of Tax Holiday Related to Group

The following table sets forth the effect of tax holiday related to the Group:

	For the Year Ended December 31,
	2022	2023	2024
	(In thousands, except per share amount)
Tax holiday effect	69,827	86,655	118,003
Basic net income per share effect	0.20	0.26	0.36
Diluted net income per share effect	0.18	0.24	0.35

Schedule of Components of Deferred Tax Assets and Deferred Tax Liabilities

Deferred income tax expense reflects the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets are as follows:

	For the Year Ended December 31,
	2023	2024
Deferred tax assets
- Provision for credit losses	1,225,097	1,388,365
- Deferred guarantee income and other accrued expenses	869,708	895,892
- Contingent guarantee liabilities	452,135	269,750
- Net operating loss carryforwards	105,653	104,798
- Advertising expenses in excess of deduction limit	7,248	8,094
-Investment related loss	75,440	75,440
Less: valuation allowance	(78,471)	(107,117)
Total deferred tax assets	2,656,810	2,635,222
Net deferred tax assets	1,232,092	1,540,842

The components of the deferred tax liabilities are as follows:

	For the Year Ended December 31,
	2023	2024
Deferred tax liabilities
-Contract assets and service fees receivable	1,009,002	858,273
-Guarantee receivables	469,703	305,281
-Withholding income tax	21,353	22,206
Total deferred tax liabilities	1,500,058	1,185,760
Net deferred tax liabilities	75,340	91,380

Schedule of Movement of Valuation Allowance

	For the Year Ended December 31,
	2022	2023	2024
Balance at beginning of the year	(6,756)	(13,038)	(78,471)
Additions	(6,783)	(66,967)	(35,746)
Reversals	501	1,534	7,100
Balance at end of the year	(13,038)	(78,471)	(107,117)